Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240
Offering Note
(1)
Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3ASR (File No. 333-281451), in accordance with Rules 456(b) and 457(r) under the Securities Act..